Income Taxes - Components of Provision for Income Taxes (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current
Federal			$ 0.4	$ 0.2	$ 0.0
State			1.8	2.7	2.4
Current income tax expense			2.2	2.9	2.4
Deferred
Federal			(17.4)	(83.2)	(39.4)
State			(4.2)	(0.3)	(8.4)
Deferred income tax expense (benefit)			(21.6)	(83.5)	(47.8)
Benefit for income taxes	$ (5.1)	$ (9.1)	$ (19.4)	$ (80.6)	$ (45.4)